Acquisition of Richmond Mines Ltd. (Narrative) (Details) - Richmont Mines Ltd [Member] $ in Millions		1 Months Ended	12 Months Ended
	Nov. 23, 2017 USD ($) shares	Dec. 31, 2017 USD ($)	Dec. 31, 2017 USD ($)
Disclosure of detailed information about business combination [line items]
Conversion of Richmont units to Alamos units (note 5) | shares	88,398,804
Number of shares issued, business combination, value	$ 615.3
Transaction costs	3.8
Share based compensation, acquisitions	$ 12.1
Revenue of acquiree since acquisition date		$ 14.9
Profit of acquiree since acquisition date		$ 1.5
Revenue of combined entity as if combination occurred at beginning of period			$ 125.3
Profit (loss) of combined entity as if combination occurred at beginning of period			$ 12.0
Ordinary shares [member]
Disclosure of detailed information about business combination [line items]
Conversion ratio of shares	1.385
Other Loss [Member]
Disclosure of detailed information about business combination [line items]
Share based compensation, acquisitions	$ 1.3